ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Financial Instruments Subject to Mandatory Redemption Disclosure
	At December 31,
	2017	2018
Accounts receivable
– from EPC services (billed)	$7,091,310	$9,078,144
– from EPC services (unbilled)	1,835,203	526,848
– from solar power project assets (1)	7,124,003	7,045,546
– from electricity generation revenue (2)	7,184,721	17,832,924
– others	76,849	-

Allowance for doubtful accounts	-	-
Accounts receivable, net	$23,312,086	$34,483,462

(1)
As of December 31, 2018,
receivables by post-dated checks were
$9,034,526 and date of acceptance were from May 31, 2019 to November 30, 2021. Whereas $3,215,926 were classified as current and recorded in accounts receivable from solar power project assets and $5,818,600 were classified as non-current and recorded in other non-current assets.
The non-current accounts receivable was discounted and interest income will be recognized over the discount period accordingly.

(2)	Accounts receivable from electricity generation revenue includes the receivables from the sales of green certificates.